Related Party Transactions - Compensation to Directors and Other Key Management Personnel (Detail) - TWD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,302.5	$ 1,207.4
Post-employment benefits	1.5	1.3
Compensation of key management personnel	$ 1,304.0	$ 1,208.7